UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-2002
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     NorthRoad Capital Management, LLC
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Address:  1120 Avenue of the Americas, 4th Floor
          ----------------------------------------------------------------------
          New York, NY  10036
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin S. Aarons
          ----------------------------------------------------------------------
Title:    Chief Operating Officer
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Phone:    (212) 626-6612
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Kevin S. Aarons                 New York, NY                      2-13-2003
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
                                        -------------------

Form 13F Information Table Entry Total:          46
                                        -------------------

Form 13F Information Table Value Total:       $233,801
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number     Name

         28-
-----       -----------------     ----------------------------------------------

             [Repeat as necessary.]

                          Form 13F INFORMATIONAL TABLE

        ITEM 1:             ITEM 2:      ITEM 3:     ITEM 4:    ITEM 5:        ITEM 6:        ITEM 7:              ITEM 8:
----------------------- --------------  ---------  ----------  -------- -------------------- ----------  ---------------------------
    NAME OF ISSUER      TITLE OF CLASS    CUSIP       FAIR     SHARES OR     INVESTMENT       MANAGERS         VOTING AUTHORITY
                                         NUMBER      MARKET    PRINCIPAL     DISCRETION                 --------- --------- --------
                                                     VALUE      AMOUNT  ------- ----- ------               (A)       (B)      (C)
                                                     (000s)               (A)    (B)   (C)                 SOLE     SHARED    NONE
                                                                                      SHARED
                                                                          SOLE  SHARED OTHER
----------------------- -------------  ---------  ----------  --------  ------- ----- ------ ---------- --------- --------- --------
ABN AMRO HLDG N V
  ADR SPONSORE          FOREIGN COMMON  000937102    7,284    450,158    X                              115,368   334,790
AEGON NV ORD AMER REG   FOREIGN COMMON  007924103    6,425    500,795    X                              130,159   370,636
ASTRAZENECA PLC
  ADR SPONSORED         FOREIGN COMMON  046353108    7,800    222,291    X                               67,973   154,318
AVENTIS ADR SPONSORED   FOREIGN COMMON  053561106    8,423    155,426    X                               38,973   116,453
AXA ADR SPONSORED       FOREIGN COMMON  054536107    3,546    263,638    X                              107,355   156,283
BANK AMER CORP COM      COM             060505104    2,031     29,195    X                                  518    28,677
BARCLAYS PLC ADR        FOREIGN COMMON  06738E204    7,268    294,253    X                               80,451   213,802
BP P L C ADR SPONSORED  FOREIGN COMMON  055622104    4,576    112,580    X                               40,105    72,475
CADBURY SCHWEPPES
  PLC ADR               FOREIGN COMMON  127209302    6,983    272,658    X                               66,555   206,103
CANON INC ADR           FOREIGN COMMON  138006309    3,619     98,211    X                               33,795    64,416
CITIGROUP INC COM       COM             172967101    2,520     71,614    X                                1,250    70,364
COCA COLA CO            COM             191216100    2,493     56,844    X                                  990    55,854
DANSKE BK A/S ADR       FOREIGN COMMON  236363107    4,160    251,658    X                               79,740   171,918
DEUTSCHE BK A G ORD     FOREIGN COMMON  D18190898    4,930    108,509    X                               30,020    78,489
DIAGEO PLC ADR
  SPONSORED             FOREIGN COMMON  25243Q205    8,578    195,842    X                               48,638   147,204
ENDESA SA ADR
  SPONSORED             FOREIGN COMMON  29258N107    6,005    535,365    X                              144,655   390,710
ENI S P A ADR SPONSORED FOREIGN COMMON  26874R108    7,946    101,237    X                               25,885    75,352
EXXON MOBIL CORP COM    COM             30231G102    2,591     74,153    X                                1,380    72,773
FEDERAL NAT MORTGAGE
  ASSN                  COM             313586109    2,355     36,602    X                                  640    35,962
GENERAL ELEC CO         COM             369604103    1,863     76,496    X                                1,520    74,976
GLAXOSMITHKLINE PLC
  ADR SPONSO            FOREIGN COMMON  37733W105    6,866    183,288    X                               55,491   127,797
HEINEKEN N V ADR        FOREIGN COMMON  423012202    7,891    202,174    X                               55,907   146,267
HSBC HLDGS PLC ADR
  SPON NEW              FOREIGN COMMON  404280406    9,320    169,525    X                               42,092   127,433
I B M                   COM             459200101    2,445     31,558    X                                  585    30,973
ING GROEP N V ADR
  SPONSORED             FOREIGN COMMON  456837103    5,532    328,486    X                               83,162   245,324
ISHARES TR MSCI
  EAFE INDEX            COM             464287465    2,970     30,000    X                                    -    30,000
JOHNSON & JOHNSON       COM             478160104    2,737     50,964    X                                  865    50,099
KAO CORP ADR            FOREIGN COMMON  485537203    5,608     25,544    X                                6,008    19,536
LILLY, ELI AND COMPANY  COM             532457108    2,412     37,986    X                                  710    37,276
MERCK & CO INC          COM             589331107    2,473     43,684    X                                  825    42,859
NESTLE S A ADR SPON
  REG SH                FOREIGN COMMON  641069406    9,535    179,994    X                               44,010   135,984
NOKIA CORP ADR
  SPONSORED             FOREIGN COMMON  654902204    6,894    444,759    X                              119,796   324,963
NOVARTIS AG SPONSORED
  ADR                   FOREIGN COMMON  66987V109    9,488    258,322    X                               62,711   195,611
PROCTER & GAMBLE
  COMPANY               COM             742718109    2,720     31,652    X                                  555    31,097
ROYAL DUTCH PETE CO
  NY REG EUR            FOREIGN COMMON  780257804    6,183    140,460    X                               38,695   101,765
SAN PAOLO-IMI S P A
  ADR SPONSO            FOREIGN COMMON  799175104    2,280    177,392    X                               66,790   110,602
SANOFI-SYNTHELABO
  SA ADR                FOREIGN COMMON  80105N105    4,967    163,373    X                               39,145   124,228
SBC COMMUNICATIONS
  INC COM               COM             78387G103    1,951     71,958    X                                1,435    70,523
SIEMENS A G SPONSORED
  ADR                   FOREIGN COMMON  826197501    4,777    113,368    X                               35,094    78,274
SOCIETE GENERALE
  FRANCE ADR SP         FOREIGN COMMON  83364L109    7,413    636,787    X                              157,060   479,727
SPDR TR UNIT SER 1      COM             78462F103      244      2,760    X                                    -     2,760
TOTAL FINA ELF S A
  ADR SPONS             FOREIGN COMMON  89151E109    8,560    119,727    X                               27,406    92,321
UBS AG SHS              FOREIGN COMMON  H8920M855    5,671    117,862    X                               38,725    79,137
UNILEVER N V NEW YORK
  SHS N                 FOREIGN COMMON  904784709      728     11,783    X                               11,720        63
UNILEVER PLC ADR
  SPON NEW              FOREIGN COMMON  904767704   10,463    273,547    X                               52,755   220,792
VERIZON COMMUNICATIONS
  COM                   COM             92343V104    2,279     58,814    X                                1,220    57,594